WEBSITE DEVELOPMENT COSTS	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
WEBSITE DEVELOPMENT COSTS

Note 7 - Website Development Costs

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	September 30, 2012	March 31, 2012

Website development costs	$5,315	$5,315

Accumulated amortization	(1,335)	(801)

	$3,980	$4,514

Amortization expense

Amortization expense was $534 and $0 for the interim period ended September 30, 2012 and for the period from April 11, 2011 (inception) through September 30, 2011, respectively.

NOTE 6 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization at March 31, 2012, consisted of the following:

March 31, 2012

Website development costs	$5,315
Accumulated amortization	(801)
$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 for the period from April 11, 2011 (inception) through March 31, 2012.